UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DellaCamera Capital Management, LLC
Address: 461 Fifth Avenue
         10th Floor
         New York, NY  10017

13F File Number:  28-13490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vince Spinnato
Title:     Managing Member
Phone:     212-808-3590

Signature, Place, and Date of Signing:

     /s/ Vince Spinnato     New York, NY/USA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $53,927 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOBYTEL INC                  COM              05275N106     1331  1900918 SH       SOLE                  1900918        0        0
BOOTS & COOTS INC              COM NEW          099469504      644   400000 SH       SOLE                   400000        0        0
EDCI HLDGS INC                 COM              268315108      917   154429 SH       SOLE                   154429        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    29700  3600000 SH       SOLE                  3600000        0        0
ENZON PHARMACEUTICALS INC      COM              293904108      727    88100 SH  CALL SOLE                    88100        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432      987    10000 SH       SOLE                    10000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    11647  3244227 SH       SOLE                  3244227        0        0
ORASURE TECHNOLOGIES INC       COM              68554V108      740   255000 SH       SOLE                   255000        0        0
QUANTUM CORP                   COM DSSG         747906204      907   719900 SH       SOLE                   719900        0        0
REALNETWORKS INC               COM              75605L104      211    56800 SH       SOLE                    56800        0        0
SAKS INC                       COM              79377W108      700   102700 SH       SOLE                   102700        0        0
SANTA MONICA MEDIA CORP        *W EXP 03/27/201 802501114        0    33100 SH       SOLE                    33100        0        0
SEANERGY MARITIME HLDGS CORP   *W EXP 09/24/201 Y73760111       24   133200 SH       SOLE                   133200        0        0
SEANERGY MARITIME HLDGS CORP   SHS              Y73760103       95    23600 SH       SOLE                    23600        0        0
SOUTHERN CONN BANCORP INC      COM              84264A102     1166   259700 SH       SOLE                   259700        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118       25   100000 SH       SOLE                   100000        0        0
UNISYS CORP                    COM              909214108     4106   153772 SH       SOLE                   153772        0        0